[USAA logo appears here(Registered Trademark).]



USAA LIFE INSURANCE COMPANY
================================================================================
VARIABLE ANNUITY
ANNUAL REPORT
DECEMBER 31, 2000










this page left blank intentionally









TABLE OF CONTENTS
================================================================================
PRESIDENT'S MESSAGE                                           iii

USAA LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT

  Overview of the Variable Annuity Fund Accounts              A-2
  Independent Auditors' Report                                A-3
  Statements of Assets and Liabilities                        A-4
  Statements of Operations                                    A-5
  Statements of Changes in Net Assets                         A-6
  Notes to Financial Statements                               A-8

USAA LIFE INVESTMENT TRUST

  USAA Life Fund Overviews                                    B-3
  Independent Auditors' Report                               B-23
  Portfolios of Investments                                  B-24
  Notes to Portfolios of Investments                         B-43
  Statements of Assets and Liabilities                       B-44
  Statements of Operations                                   B-45
  Statements of Changes in Net Assets                        B-46
  Notes to Financial Statements                              B-48

SCUDDER VARIABLE LIFE INVESTMENT FUND (VLIF)
CAPITAL GROWTH PORTFOLIO

  Letter from the Fund's President                            C-2
  Portfolio Management Discussion                             C-3
  Performance Update                                          C-4
  Portfolio Summary                                           C-5
  Investment Portfolio                                        C-6
  Financial Statements                                        C-9
  Financial Highlights                                       C-12
  Notes to Financial Statements                              C-13
  Report of Independent Accounts                             C-16
  Tax Information                                            C-17

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO

  Letter from the Fund's President                            D-2
  Portfolio Highlights                                        D-4
  Schedule of Investments                                     D-5
  Financial Highlights                                        D-7
  Statement of Assets and Liabilities                         D-8
  Statement of Operations                                     D-9
  Statement of Changes in Net Assets                         D-10
  Notes to Financial Statements                              D-11
  Report of Independent Public Accountants                   D-13

DEUTSCHE VIT EQUITY 500 INDEX

  Letter to Shareholders                                      E-2
  Schedule of Investments                                     E-6
  Statement of Assets and Liabilities                        E-12
  Statement of Operations                                    E-13
  Statements of Changes in Net Assets                        E-14
  Financial Highlights                                       E-15
  Notes to Financial Statements                              E-16
  Report of Independent Auditors                             E-19

DEUTSCHE VIT SMALL CAP INDEX

  Letter to Shareholders                                     E-22
  Schedule of Investments                                    E-26
  Statement of Assets and Liabilities                        E-45
  Statement of Operations                                    E-46
  Statements of Changes in Net Assets                        E-47
  Financial Highlights                                       E-48
  Notes to Financial Statements                              E-49
  Report of Independent Auditors                             E-52

DEUTSCHE VIT EAFE(R)EQUITY INDEX

  Letter to Shareholders                                     E-54
  Schedule of Investments                                    E-58
  Statement of Assets and Liabilities                        E-66
  Statement of Operations                                    E-67
  Statements of Changes in Net Assets                        E-68
  Financial Highlights                                       E-69
  Notes to Financial Statements                              E-70
  Report of Independent Auditors                             E-74




THIS REPORT IS FOR THE INFORMATION OF USAA LIFE VARIABLE ANNUITY CONTRACT HOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE VARIABLE ANNUITY PROSPECTUS. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH INCLUDES COMPLETE INFORMATION. THE USAA LIFE VARIABLE ANNUITY IS DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.


DEUTSCHE ASSET MANAGEMENT IS THE MARKETING NAME FOR THE ASSET MANAGEMENT ACTIVITIES OF DEUTSCHE BANK AG, DEUTSCHE FUND MANAGEMENT, INC., BANKERS TRUST COMPANY, DB ALEX BROWN LLC, DEUTSCHE ASSET MANAGEMENT, INC. AND DEUTSCHE ASSET MANAGEMENT INVESTMENT SERVICES LIMITED.
DEUTSCHE VIT FUNDS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS, OBLIGATIONS OF OR GUARANTEED BY DEUTSCHE BANK.











              SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                           PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------


[PHOTOGRAPH OF JAMES M. MIDDLETON, COL., USAF, (RET.) PRESIDENT AND CEO OF  USAA
 LIFE INSURANCE COMPANY}



FROM THE DESK OF JIM MIDDLETON
================================================================================

WITH APRIL 16 JUST AROUND THE CORNER, THIS IS A GOOD TIME TO REFLECT ON THE ADVANTAGES OF YOUR VARIABLE ANNUITY. IT NOT ONLY PROVIDES YOU WITH A WAY TO SET MORE MONEY ASIDE FOR RETIREMENT, BUT IT ALSO HELPS REDUCE YOUR CURRENT TAX LIABILITY.

USAA LIFE INSURANCE COMPANY'S VARIABLE ANNUITY WAS DESIGNED TO OPTIMIZE THE EARNING POWER OF YOUR RETIREMENT DOLLARS IN A NUMBER OF WAYS:

- FLEXIBILITY. WITH 12 INVESTMENT OPTIONS TO CHOOSE FROM, YOU CAN MOVE MONEY AMONG THE OPTIONS WITHOUT CREATING A TAXABLE EVENT.

- TAX-ADVANTAGED SAVING. OVER TIME, TAX-DEFERRED EARNINGS AND COMPOUNDING MAY SIGNIFICANTLY IMPACT THE VALUE OF YOUR VARIABLE ANNUITY.

- LESS RECORD KEEPING. WITH MANY INVESTMENTS, YOU ARE REQUIRED TO KEEP RECORDS FOR TAX PURPOSES. AN ANNUITY DOESN'T REQUIRE THAT MUCH WORK. THE INSURANCE COMPANY KEEPS TRACK OF EVERYTHING FOR YOU. WHEN YOU ARE READY TO BEGIN RECEIVING ANNUITY PAYOUTS, THE INSURANCE COMPANY WILL CALCULATE THE PORTION OF YOUR PAYOUT THAT IS EXCLUDED FROM TAXATION.

- DISTRIBUTION OPTIONS. VARIABLE ANNUITIES OFFER NUMEROUS DISTRIBUTION OPTIONS UPON RETIREMENT-SOME OF WHICH CAN LAST THE REST OF YOUR LIFE.

A NONQUALIFIED VARIABLE ANNUITY, PURCHASED WITH AFTER-TAX DOLLARS, HAS NO LIMIT ON THE AMOUNT YOU ARE ABLE TO INVEST EACH YEAR, SO YOU CAN GIVE YOUR RETIREMENT PLAN A BOOST BY ADDING MONEY WHENEVER YOU WISH. IF YOUR VARIABLE ANNUITY WAS PURCHASED TO FUND AN IRA, TAX-SHELTERED ANNUITY (TSA), OR OPTIONAL RETIREMENT PLAN (ORP), I ENCOURAGE YOU TO CONTRIBUTE THE MAXIMUM THESE PLANS ALLOW. IF YOU ARE LOOKING FOR ADDITIONAL TAX-ADVANTAGED INVESTMENT OPPORTUNITIES, YOU MAY WANT TO PURCHASE A NONQUALIFIED VARIABLE ANNUITY.

ANNUITIES OFFER TAX ADVANTAGES, ARE EASY TO MAINTAIN, AND THERE ARE FEWER TAX RULES TO REMEMBER - ALL IN ONE PACKAGE. AT USAA LIFE, WE CALL THIS SMART MONEY MANAGEMENT.


 -----------------------------------------------------------------------------
 VARIABLE ANNUITY INFORMATION IS AVAILABLE 24 HOURS A DAY, SEVEN DAYS A WEEK.

 - CHECK THE VALUE OF YOUR CONTRACT AND THE UNIT VALUE CHANGES RELATIVE TO YOUR FUND ACCOUNT CHOICES BY CALLING THE TOLL-FREE USAA TOUCHLINE (REGISTERED TRADEMARK) AT 1-800-531-5433.

 - VISIT US ONLINE AT USAA.COM FOR UPDATED PERFORMANCE RETURNS AND DAILY ACCUMULATION UNIT VALUES. YOU CAN ALSO REVIEW THE OBJECTIVES AND INVESTMENT STRATEGIES OF EACH VARIABLE FUND ACCOUNT.
 -----------------------------------------------------------------------------

LOOKING FORWARD

YOUR VARIABLE ANNUITY WILL SOON OFFER EVEN MORE ADVANTAGES. YOU RECENTLY RECEIVED A NOTICE REGARDING CHANGES WE ARE PLANNING FOR OUR LINEUP OF INVESTMENT OPTIONS. WE FEEL THAT THE ADDITION OF THESE FUNDS FROM THE VANGUARD GROUP IS JUST ONE EXAMPLE OF HOW USAA LIFE STRIVES TO KEEP OUR COMMITMENT TO PROVIDE MEMBERS WITH EXCEPTIONAL PRODUCTS AND SERVICE. WE CHOSE VANGUARD BECAUSE MEMBERS SPECIFICALLY REQUESTED THEIR FUNDS AND, WITH MORE THAN $500 BILLION IN ASSETS UNDER MANAGEMENT, VANGUARD IS A HIGHLY RECOGNIZED LOW-COST INVESTMENT PROVIDER.

USAA LIFE HAS APPLIED TO THE SECURITIES AND EXCHANGE COMMISSION (SEC) TO SUBSTITUTE FOUR VANGUARD FUNDS FOR FIVE OF THE FUNDS CURRENTLY OFFERED THROUGH YOUR VARIABLE ANNUITY. UPON APPROVAL, CONTRACTOWNERS WITH MONEY ALLOCATED TO ANY OF THESE FUND ACCOUNTS WILL AUTOMATICALLY HAVE THEIR BALANCES MOVED TO THE NEW FUND ACCOUNTS. WE ANTICIPATE THIS MOVE TO HAPPEN ON MAY 1, 2001. THERE WILL BE NO COSTS OR TAX CONSEQUENCES ASSOCIATED WITH THIS TRANSFER. IN ADDITION, CONTRACTOWNERS CAN CHANGE THEIR INVESTMENT STRATEGY BY MOVING MONEY AMONG THE VARIABLE FUND ACCOUNTS WITHOUT LIMITATION AND FREE OF TRANSFER CHARGES FOR A PERIOD BEGINNING 30 DAYS BEFORE AND ENDING 60 DAYS AFTER THE SUBSTITUTION. THESE TRANSFERS WILL NOT COUNT AGAINST THE ANNUAL TRANSFER LIMIT. THE CHART BELOW OUTLINES THE SUBSTITUTION IN MORE DETAIL.


    -------------------------------------------------------------------------
    FUND ACCOUNT SUBSTITUTION
    -------------------------------------------------------------------------
    JANUARY - APRIL 2001                        MAY 1, 2001(proposed date)
    -------------------------------------------------------------------------
    USAA LIFE MONEY MARKET----------------------Vanguard Money Market
    USAA LIFE INTERNATIONAL---------------------Vanguard International DEUTSCHE VIT EAFE(Registered Trademark)
      EQUITY INDEX------------------------------Vanguard International
    DEUTSCHE VIT SMALL CAP INDEX----------------Vanguard Small Company Growth DEUTSCHE VIT EQUITY 500 INDEX---------------Vanguard Equity Index
    -------------------------------------------------------------------------

TO DISCUSS THIS REPORT OR YOUR PERSONAL FINANCIAL GOALS, PLEASE CALL A USAA LIFE MEMBER RELATIONS REPRESENTATIVE.

                               1-800-531-4265
                         (456-9061 IN SAN ANTONIO)



SINCERELY,



JAMES M. MIDDLETON, COL., USAF, (RET.)
PRESIDENT & CEO
USAA LIFE INSURANCE COMPANY




WITHDRAWALS MADE BEFORE AGE 59 1/2 MAY BE SUBJECT TO A 10% FEDERAL TAX PENALTY ON THE TAXABLE AMOUNT. MONEY NOT PREVIOUSLY TAXED IS TAXED AS ORDINARY INCOME WHEN WITHDRAWN. USAA LIFE'S VARIABLE ANNUITY IS DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.











[USAA logo appears here(Registered Trademark)]


                        USAA LIFE INSURANCE COMPANY
                      VARIABLE ANNUITY SEPARATE ACCOUNT
================================================================================
                                                             ANNUAL REPORT
                                                             DECEMBER 31, 2000









                                                 SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
                                                                 AN OVERVIEW
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            DECEMBER 31, 2000
                                                                                                    --------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                  ACCUMULATION
                                                       INCEPTION   UNIT VALUE              AUV AVERAGE ANNUAL TOTAL RETURN
FUND ACCOUNT                   OBJECTIVE                  DATE       (AUV)      ONE YEAR   THREE YEAR   FIVE YEAR   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE              Seeks the highest level of        2/6/95       $1.29        5.28%       4.59%       4.35%          4.38%
MONEY MARKET           current income consistent with                                                                (7-day yield
                       preservation of capital and                                                                     is 5.54%)
                       maintenance of liquidity
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE INCOME       Seeks maximum current income      2/6/95      $15.01       13.04%       4.81%       4.75%          7.04%
                       without undue risk to principal
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE GROWTH       Seeks capital growth and          2/6/95      $23.98        2.86%       7.47%      13.70%         15.92%
AND INCOME             current income
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE              Seeks long-term capital           2/6/95      $20.65      -11.07%       8.49%      11.50%         13.02%
WORLD GROWTH           appreciation
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE              Seeks long-term capital growth,
DIVERSIFIED ASSETS     consistent with preservation of   2/6/95      $19.82        3.17%       6.19%      10.03%         12.22%
                       capital and balanced by current
                       income
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE
AGGRESSIVE GROWTH      Seeks appreciation of capital     5/1/97      $22.65      -16.11%      24.44%        --           24.89%
------------------------------------------------------------------------------------------------------------------------------------
USAA LIFE              Seeks capital appreciation with   5/1/97      $11.84      -10.85%       5.30%        --            4.63%
INTERNATIONAL          current income as a secondary
                       objective
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER VLIF CAPITAL   Seeks to maximize long-term       2/6/95      $29.35      -10.62%      13.60%      18.47%         19.96%
GROWTH PORTFOLIO       capital growth
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN         Seeks long-term capital           2/6/95      $30.10      -15.45%      18.12%      18.05%         20.47%
GROWTH PORTFOLIO       appreciation
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE VIT           Seeks to match as closely as      5/1/98      $11.84      -10.01%        --          --            6.47%
EQUITY 500 INDEX       possible the performance of the
                       S&P 500(Registered Trademark)
                       Index, before the deduction of
                       Fund expenses
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE VIT           Seeks to match as closely as      5/1/98      $10.04       -4.72%        --          --            0.07%
SMALL CAP INDEX        possible the performance of the
                       Russell 2000(Registered Trademark)
                       Small Stock Index before the
                       deduction of Fund expenses
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE VIT           Seeks to match as closely as      5/1/98      $10.88      -17.38%        --          --            3.13%
EAFE(Registered        possible the performance of the
Trademark)EQUITY       Morgan Stanley Capital
INDEX                  International Europe Australia
                       Far East (EAFE(Registered
                       Trademark)) Index before the
                       deduction of Fund expenses
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE OF THE USAA LIFE AGGRESSIVE GROWTH FUND ACCOUNT AND THE DEUTSCHE VIT SMALL CAP INDEX FUND ACCOUNT WILL REFLECT THE VOLATILITY OF INVESTMENTS IN SMALL-CAP STOCKS AND INITIAL PUBLIC OFFERINGS.

THE SEVEN-DAY YIELD MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE FUND ACCOUNT THAN THE TOTAL RETURN. AN INVESTMENT IN THE USAA LIFE MONEY MARKET FUND ACCOUNT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE A STABLE VALUE AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND ACCOUNT. THE SEVEN-DAY YIELD REFLECTS THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2000.

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR OWNER. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. - VARIABLE INSURANCE PRODUCTS ARE SUBJECT TO MARKET RISK, INCLUDING POTENTIAL FLUCTUATIONS IN INVESTMENT RETURN AND POTENTIAL LOSS OF PRINCIPAL. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - THE AUV TOTAL RETURN FIGURES ARE COMPUTED IN ACCORDANCE WITH A FORMULA PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION, WHICH INCLUDES DEDUCTION OF CONTRACT CHARGES.









                 SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                        INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


TO THE BOARD OF DIRECTORS OF USAA LIFE INSURANCE COMPANY AND CONTRACTOWNERS OF THE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY:

We have audited the accompanying statements of assets and liabilities as of December 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the unit value information presented in note 5 for each of the years or periods in the five-year period then ended, for the USAA Life Money Market Fund Account, USAA Life Income Fund Account, USAA Life Growth and Income Fund Account, USAA Life World Growth Fund Account, USAA Life Diversified Assets Fund Account, USAA Life Aggressive Growth Fund Account, USAA Life International Fund Account, the Fund Account of the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund (Scudder VLIF Capital Growth Portfolio Fund Account), the Fund Account of the American Growth Portfolio of the Alger American Fund (Alger American Growth Portfolio Fund Account), and the Fund Accounts of the Equity 500 Index Fund, Small Cap Index Fund and EAFE(Registered Trademark) Equity Index Fund, which are funds of the Deutsche Asset Management Funds (Deutsche VIT Equity 500 Index Fund Account, Deutsche VIT Small Cap Index Fund Account and Deutsche VIT EAFE(Registered Trademark) Equity Index Fund Account), available within the Separate Account of USAA Life Insurance Company. These financial statements and the unit value information are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and unit value information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the unit value information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2000 were verified by examination of the underlying portfolios of the USAA Life Investment Trust or through confirmation for the Scudder, Alger, and Deutsche Asset Management VIT Funds' portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the unit value information referred to above present fairly, in all material respects, the financial position of the aforementioned fund accounts available within the Separate Account of USAA Life Insurance Company as of December 31, 2000, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the unit value information for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.





                                                    KPMG LLP



San Antonio, Texas
February 2, 2001









                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------
                                 STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------------
     VARIABLE FUND ACCOUNTS (In Thousands, Except Per Unit Data)                DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------

                                                                                          INVESTMENT AT
                                                           FUND SHARES        COST         MARKET VALUE
                                                           ------------   ------------    -------------
ASSETS
   Investments at market value:
       USAA Life Money Market Fund                             26,041       $  26,041       $  26,041
       USAA Life Income Fund                                    1,273          13,189          13,268
       USAA Life Growth and Income Fund                         3,989          73,254          77,350
       USAA Life World Growth Fund                              1,765          25,757          23,672
       USAA Life Diversified Assets Fund                        2,591          37,359          33,419
       USAA Life Aggressive Growth Fund                         1,794          42,854          37,093
       USAA Life International Fund                               252           3,040           2,943
       Scudder VLIF Capital Growth Portfolio-Class A Shares     2,648          60,665          61,092
       Alger American Growth Portfolio                          1,951          99,972          92,231
       Deutsche VIT Equity 500 Index Fund                       2,149          29,603          29,588
       Deutsche VIT Small Cap Index Fund                          398           4,326           4,416
       Deutsche VIT EAFE(Registered Trademark) Equity Index       213           2,659           2,368
         Fund                                                             ------------    -------------
            Total Investments                                               $ 418,719         403,481
Other assets:
       Receivable from USAA Life Insurance Company                                                  1
                                                                                          -------------
                 Net assets                                                                 $ 403,482
                                                                                          =============




                                                           FUND ACCOUNT   ACCUMULATION       ANNUITY
                                                               UNITS       UNIT VALUE        RESERVES
                                                           ------------   ------------    -------------
NET ASSETS
   Deferred annuity contracts in the accumulation period:
       USAA Life Money Market Fund Account                     20,126     $  1.293846       $  26,041
       USAA Life Income Fund Account                              879       15.007467          13,188
       USAA Life Growth and Income Fund Account                 3,225       23.978970          77,321
       USAA Life World Growth Fund Account                      1,144       20.654406          23,620
       USAA Life Diversified Assets Fund Account                1,684       19.815589          33,365
       USAA Life Aggressive Growth Fund Account                 1,637       22.654870          37,093
       USAA Life International Fund Account                       248       11.843128           2,943
       Scudder VLIF Capital Growth Portfolio Fund Account       2,082       29.346175          61,092
       Alger American Growth Portfolio Fund Account             3,059       30.100055          92,083
       Deutsche VIT Equity 500 Index Fund Account               2,498       11.844646          29,588
       Deutsche VIT Small Cap Index Fund Account                  440       10.043462           4,416
       Deutsche VIT EAFE(Registered Trademark) Equity
         Index Fund Account                                       218       10.881890           2,368
                                                                                          -------------
            Net assets attributable to contractowners'
                 deferred annuity reserves                                                    403,118
                                                                                          -------------
   Annuity contracts in the annuity period:
       USAA Life Income Fund Account                                5       15.007467              80
       USAA Life Growth and Income Fund Account                     1       23.978970              29
       USAA Life World Growth Fund Account                          2       20.654406              52
       USAA Life Diversified Assets Fund Account                    3       19.815589              54
       Alger American Growth Portfolio Fund Account                 5       30.100055             149
                                                                                          -------------
            Net assets attributable to contractowners'
                 annuity payment reserves                                                         364
                                                                                          -------------
            Net assets                                                                      $ 403,482
                                                                                          =============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE A-8.










                                      SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
                                                 STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
                VARIABLE FUND ACCOUNTS (In Thousands)                                                       DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------



                                   USAA LIFE                    USAA LIFE     USAA LIFE     USAA LIFE     USAA LIFE
                                     MONEY        USAA LIFE       GROWTH        WORLD      DIVERSIFIED    AGGRESSIVE     USAA LIFE
                                     MARKET         INCOME      AND INCOME     GROWTH         ASSETS        GROWTH     INTERNATIONAL
                                  FUND ACCOUNT   FUND ACCOUNT  FUND ACCOUNT  FUND ACCOUNT  FUND ACCOUNT  FUND ACCOUNT   FUND ACCOUNT
                                  ------------   -----------   ------------  ------------  ------------  ------------  -------------
NET INVESTMENT INCOME (LOSS):
   Income
      Dividends from investments   $   1,701       $      -     $      35      $    194      $     25      $      -      $      19
   Expenses
      Mortality and expense
         risk charge                     184             82           510           161           224           240             19
      Administrative charge               28             13            79            25            35            37              3
                                   ---------       --------     ---------      --------      --------      --------      ---------
         Total expenses                  212             95           589           186           259           277             22
                                   ---------       --------     ---------      --------      --------      --------      ---------
            Net investment
              income (loss)            1,489            (95)         (554)            8          (234)         (277)            (3)
                                   ---------       --------     ---------      --------      --------      --------      ---------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
      sale of investments                  -         (1,703)        2,234           228          (798)        3,502            116
   Capital gains distributions             -              -           186         1,333             -           845             12
                                   ---------       --------     ---------      --------      --------      --------      ---------
         Net realized gain (loss)          -         (1,703)        2,420         1,561          (798)        4,347            128
   Change in net unrealized
      appreciation/depreciation            -          3,350           275        (4,445)        2,071       (12,798)          (466)
                                   ---------       --------     ---------      --------      --------      --------       --------
         Net realized and
            unrealized gain
            (loss) on investments          -          1,647         2,695        (2,884)        1,273        (8,451)          (338)
                                   ---------       --------     ---------      --------      --------      --------       --------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS          $   1,489       $  1,552     $   2,141      $ (2,876)     $  1,039      $ (8,728)      $   (341)
                                   =========       ========     =========      ========      ========      ========       ========



                                                                                                   DEUTSCHE
                                    SCUDDER VLIF          ALGER         DEUTSCHE     DEUTSCHE      VIT EAFE
                                      CAPITAL           AMERICAN       VIT EQUITY    VIT SMALL   (Registered Trademark)
                                  GROWTH PORTFOLIO  GROWTH PORTFOLIO   500 INDEX     CAP INDEX    EQUITY INDEX
                                    FUND ACCOUNT      FUND ACCOUNT    FUND ACCOUNT  FUND ACCOUNT  FUND ACCOUNT
                                  ----------------  ----------------  ------------  ------------  ------------
NET INVESTMENT INCOME (loss):
   Income
      Dividends from investments     $     151         $       -       $       -      $      -      $      -
                                     ---------         ---------       ---------      --------      --------
   Expenses
      Mortality and expense
         risk charge                       414               683             199            29            15
      Administrative charge                 64               105              30             4             2
                                     ---------         ---------       ---------      --------      --------
         Total expenses                    478               788             229            33            17
                                     ---------         ---------       ---------      --------      --------
            Net investment
               income (loss)              (327)             (788)           (229)          (33)          (17)
                                     ---------         ---------       ---------      --------      --------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Net realized gain (loss) on sale
      of investments                     1,763             5,645           1,661           383            36
   Capital gains distributions           7,423            13,865              17            22            40
                                     ---------         ---------       ---------      --------      --------
         Net realized gain (loss)        9,186            19,510           1,678           405            76
   Change in net unrealized
      appreciation/depreciation        (16,207)          (35,892)         (4,590)         (502)         (477)
                                     ---------         ---------       ---------      --------      --------
         Net realized and unrealized
           gain (loss) on investments   (7,021)          (16,382)         (2,912)          (97)         (401)
                                     ---------         ---------       ---------      --------      --------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS            $  (7,348)        $ (17,170)      $  (3,141)     $   (130)     $   (418)
                                     =========         =========       =========      ========      ========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE A-8.










                                  SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------------------------
                                        STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
         VARIABLE FUND ACCOUNTS (IN THOUSANDS)                                                    YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                       USAA LIFE MONEY            USAA LIFE          USAA LIFE GROWTH AND      USAA LIFE WORLD
                                     MARKET FUND ACCOUNT     INCOME FUND ACCOUNT     INCOME FUND ACCOUNT     GROWTH FUND ACCOUNT
                                    ---------------------   ---------------------   ---------------------   ---------------------
                                       2000        1999       2000         1999       2000        1999        2000        1999
                                    ---------------------   ---------------------   ---------------------   ---------------------
FROM OPERATIONS:
   Net investment income (loss)     $   1,489   $   1,190   $     (95)  $   1,372   $    (554)  $     478   $       8   $      34
   Net realized gain (loss)                 -           -      (1,703)        (85)      2,420      10,191       1,561       3,904
   Change in net unrealized
     appreciation/depreciation              -           -       3,350      (2,466)        275        (631)     (4,445)      1,396
                                    ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
       Increase (decrease) in net
         assets resulting from
         operations                     1,489       1,190       1,552      (1,179)      2,141      10,038      (2,876)      5,334
                                    ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
FROM CONTRACT TRANSACTIONS:
   Purchases and transfers in          31,559      43,930       2,350       6,859       3,945       8,507       4,391       1,933
   Contract maintenance charges           (11)        (11)         (8)        (10)        (61)        (65)        (16)        (16)
   Other redemptions                  (38,153)    (36,062)     (6,725)     (7,688)    (12,527)    (10,339)     (1,162)     (3,011)
   Adjustments to annuity reserves          -           -           -          (2)          1           -           -          (1)
                                    ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
       Increase (decrease)
         in net assets from
         contract transactions         (6,605)      7,857      (4,383)       (841)     (8,642)     (1,897)      3,213      (1,095)
                                    ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
             Net increase (decrease)
               in net assets           (5,116)      9,047      (2,831)     (2,020)     (6,501)      8,141         337       4,239
NET ASSETS:
   Beginning of period                 31,157      22,110      16,099      18,119      83,851      75,710      23,335      19,096
                                   ----------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
   End of period                   $   26,041   $  31,157   $  13,268   $  16,099   $  77,350   $  83,851   $  23,672   $  23,335
                                   ==========   =========   =========   =========   =========   =========   =========   =========
UNITS ISSUED AND REDEEMED
   Beginning balance                   25,382      18,760       1,214       1,286       3,599       3,698       1,005       1,069
   Units issued                        48,947      75,424         215         712         417         789         237         143
   Units redeemed                     (54,203)    (68,802)       (545)       (784)       (790)       (888)        (96)       (207)
                                   ----------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
   Ending balance                      20,126      25,382         884       1,214       3,226       3,599       1,146       1,005
                                   ==========   =========   =========   =========   =========   =========   =========   =========


                                                                                                                 SCUDDER VLIF
                                    USAA LIFE DIVERSIFIED   USAA LIFE AGGRESSIVE    USAA LIFE INTERNATIONAL     CAPITAL GROWTH
                                     ASSETS FUND ACCOUNT     GROWTH FUND ACCOUNT          FUND ACCOUNT       PORTFOLIO FUND ACCOUNT
                                    ---------------------   ---------------------   -----------------------  ----------------------
                                       2000        1999       2000         1999       2000          1999         2000        1999
                                    ---------------------   ---------------------   -----------------------  ----------------------
FROM OPERATIONS:
   Net investment income (loss)     $    (234)  $   1,069   $    (277)  $     (67)  $      (3)  $        4   $    (327)  $     (226)
   Net realized gain (loss)              (798)      9,128       4,347       1,586         128           (6)      9,186        5,474
   Change in net unrealized
     appreciation/depreciation          2,071      (7,854)    (12,798)      6,465        (466)         450     (16,207)       9,513
                                    ---------   ---------   ---------   ---------   ---------   ----------   ---------   ----------
       Increase (decrease) in net
         assets resulting from
         operations                     1,039       2,343      (8,728)      7,984        (341)         448      (7,348)      14,761
                                    ---------   ---------   ---------   ---------   ---------   ----------   ---------   ----------
FROM CONTRACT TRANSACTIONS:
   Purchases and transfers in           1,888       8,540      30,880       9,536       1,751          733      12,566       10,725
   Contract maintenance charges           (24)        (26)        (21)         (7)         (1)          (1)        (39)         (32)
   Other redemptions                   (9,307)     (4,175)     (6,335)       (658)       (692)        (550)     (4,386)      (2,875)
   Adjustments to annuity reserves          -           -           -           -           -            -           -            -
                                    ---------   ---------   ---------   ---------   ---------   ----------   ---------   ----------
       Increase (decrease)
         in net assets from
         contract transactions         (7,443)      4,339      24,524       8,871       1,058          182       8,141        7,818
                                    ---------   ---------   ---------   ---------   ---------   ----------   ---------   ----------
             Net increase (decrease)
               in net assets           (6,404)      6,682      15,796      16,855         717          630         793       22,579
NET ASSETS:
   Beginning of period                 39,823      33,141      21,297       4,442       2,226        1,596      60,299       37,720
                                    ---------   ---------   ---------   ---------   ---------   ----------   ---------   ----------
   End of period                    $  33,419   $  39,823   $  37,093   $  21,297   $   2,943   $    2,226   $  61,092   $   60,299
                                    =========   =========   =========   =========   =========   ==========   =========   ==========
UNITS ISSUED AND REDEEMED
   Beginning balance                    2,075       1,844         789         317         168          153       1,837        1,543
   Units issued                           201         639       1,175         813         142           71         520          553
   Units redeemed                        (589)       (408)       (327)       (341)        (62)         (56)       (275)        (259)
                                   ----------   ---------   ---------   ---------   ---------   ----------   ---------   ----------
   Ending balance                       1,687       2,075       1,637         789         248          168       2,082        1,837
                                   ==========   =========   =========   =========   =========   ==========   =========   ==========




                                                                                                                DEUTSCHE VIT EAFE
                                                                                                              (Registered Trademark)
                                    ALGER AMERICAN GROWTH   DEUTSCHE VIT EQUITY 500  DEUTSCHE VIT SMALL CAP        EQUITY INDEX
                                    PORTFOLIO FUND ACCOUNT    INDEX FUND ACCOUNT       INDEX FUND ACCOUNT          FUND ACCOUNT
                                    ----------------------   ---------------------   ----------------------   ----------------------
                                       2000        1999         2000        1999        2000        1999         2000        1999
                                    ----------------------   ---------------------   ----------------------   ----------------------
FROM OPERATIONS:
   Net investment income (loss)     $    (788)   $    (489)  $    (229)  $      25   $     (33)  $       19   $     (17)  $      13
   Net realized gain (loss)            19,510       10,800       1,678         642         405           67          76          96
   Change in net unrealized
     appreciation/depreciation        (35,892)      12,971      (4,590)      3,398        (502)         615        (477)        158
                                    ---------    ---------   ---------   ---------   ---------   ----------   ---------   ---------
       Increase (decrease) in net
         assets resulting from
         operations                   (17,170)      23,282      (3,141)      4,065        (130)         701        (418)        267
                                    ---------    ---------   ---------   ---------   ---------   ----------   ---------   ---------
FROM CONTRACT TRANSACTIONS:
   Purchases and transfers in          18,475       33,241       8,722      17,875       1,481        2,479       1,692       1,068
   Contract maintenance charges           (64)         (51)        (16)         (9)         (2)          (1)         (1)          -
   Other redemptions                  (11,859)      (8,794)     (6,437)     (3,971)     (1,575)        (804)       (305)       (501)
   Adjustments to annuity reserves          -            -           -           -           -            -           -           -
                                    ---------    ---------   ---------   ---------   ---------   ----------   ---------   ---------
       Increase (decrease)
         in net assets from
         contract transactions          6,552       24,396       2,269      13,895         (96)       1,674       1,386         567
                                    ---------    ---------   ---------   ---------   ---------   ----------   ---------   ---------
             Net increase (decrease)
               in net assets          (10,618)      47,678        (872)     17,960        (226)       2,375         968         834
NET ASSETS:
   Beginning of period                102,850       55,172      30,460      12,500       4,642        2,267       1,400         566
                                    ---------    ---------   ---------   ---------   ---------   ----------   ---------   ---------
   End of period                    $  92,232    $ 102,850   $  29,588   $  30,460   $   4,416   $    4,642   $   2,368   $   1,400
                                    =========    =========   =========   =========   =========   ==========   =========   =========
UNITS ISSUED AND REDEEMED
   Beginning balance                    2,890        2,058       2,317       1,136         441          257         106          55
   Units issued                           713        1,326         874       1,719         146          293         140          99
   Units redeemed                        (539)        (494)       (693)       (538)       (147)        (109)        (28)        (48)
                                    ---------    ---------   ---------   ---------   ---------   ----------   ---------   ---------
   Ending balance                       3,064        2,890       2,498       2,317         440          441         218         106
                                    =========    =========   =========   =========   =========   ==========   =========   =========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE A-8.









              SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                           DECEMBER 31, 2000
--------------------------------------------------------------------------------

1) ORGANIZATION

The Separate Account of USAA Life Insurance Company (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a wholly owned subsidiary of the United Services Automobile Association (USAA).

The Separate Account is divided into 12 variable fund accounts, each of which invests in a corresponding fund. The funds' objectives can be found on page A-2 in this report. Units of the Separate Account are sold only in connection with the Variable Annuity Contract.

The fund accounts available within the Separate Account include: the USAA Life Money Market Fund Account, USAA Life Income Fund Account, USAA Life Growth and Income Fund Account, USAA Life World Growth Fund Account, USAA Life Diversified Assets Fund Account, USAA Life Aggressive Growth Fund Account, and USAA Life International Fund Account; the Fund Account of the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund (Scudder VLIF Capital Growth Portfolio Fund Account); the Fund Account of the American Growth Portfolio of the Alger American Fund (Alger American Growth Portfolio Fund Account); and the Fund Accounts of the Equity 500 Index Fund, Small Cap Index Fund and EAFE(Registered Trademark) Equity Index Fund, which are funds of the Deutsche Asset Management Funds Trust series (Deutsche VIT Equity 500 Index Fund Account, Deutsche VIT Small Cap Index Fund Account, and Deutsche VIT EAFE(Registered Trademark) Equity Index Fund Account).

On December 13, 2000, USAA Life, together with the Separate Account and the Life Insurance Separate Account of USAA Life (the Life Insurance Separate Account), filed an application with the Securities and Exchange Commission (the SEC) for an order permitting USAA Life, the Separate Account, and the Life Insurance
Separate Account to substitute certain portfolios of the Vanguard Variable Insurance Funds for their investments in the USAA Life Money Market Fund and the USAA Life International Fund, series of USAA Life Investment Trust, and the Deutsche VIT Equity 500 Index Fund, the Deutsche VIT Small Cap Index Fund, and the Deutsche VIT EAFE(R) Equity Index Fund, series of Deutsche VIT Funds. The proposed effective date of the substitution is May 1, 2001.

The assets of the Separate Account are the property of USAA Life and are not chargeable with liabilities arising out of any other business of USAA Life.


2) SUMMARY OF
   SIGNIFICANT
   ACCOUNTING POLICIES

SECURITY VALUATION

Investments in mutual fund securities are carried in the Statements of Assets and Liabilities at net asset value as reported by the fund. Gains or losses on securities transactions are determined on the basis of the first-in first-out
(FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

ANNUITY RESERVES

Annuity reserves for contracts in the payout phase are comprised of net contract purchase payments, less benefits. These reserves are adjusted daily for the net investment income and net realized gain (loss) and change in net unrealized appreciation/depreciation on investments. The mortality risk is fully borne by USAA Life. The mortality calculations are based on the 1983a Individual
Annuitant Mortality Table at 3.0% interest. This may result in additional amounts being transferred into the Separate Account by USAA Life to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to USAA Life.

DISTRIBUTIONS

The net investment income (loss) and realized capital gains of the Separate Account are not distributed, but instead are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX

Operations of the Separate Account are included in the federal income tax return of USAA Life, which is taxed as a "Life Insurance Company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operation of the Separate Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


3) RELATED PARTY
   TRANSACTIONS

During the year ended December 31, 2000, advisory and administrative fees of approximately $1,360,000 were paid or payable to USAA Investment Management Company (USAA IMCO) by the funds of the USAA Life Investment Trust (the Trust). USAA IMCO is indirectly wholly owned by USAA. The funds' advisory fees are computed on an annualized rate of 0.20% of the monthly average net assets for each calendar month of each fund of the Trust except for the USAA Life Aggressive Growth Fund, which accrues at an annualized rate of 0.50%, and USAA Life International Fund, which accrues at an annualized rate of 0.65%. The funds are an investment option for both the Variable Universal Life Insurance Policy and the Flexible Premium Deferred Combination Fixed and Variable Annuity Contract. Administrative fees are based on USAA IMCO's estimated time incurred to provide such services.


4) EXPENSES

A mortality and expense risk charge is deducted by USAA Life from the Separate Account on a daily basis which is equal, on an annual basis, to 0.65% of the daily net assets of each variable fund account. The mortality risks assumed by USAA Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant in accordance with annuity rates guaranteed in the contracts under distribution options that involve life contingencies. USAA Life will also assume a mortality risk by its contractual obligation to pay a death benefit upon the death of an annuitant or contractowner prior to the Distribution Phase. The expense risk assumed by USAA Life is that the costs of administering the contracts and the Separate Account may exceed the amount recovered from the contract maintenance and administration expense charges. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased.

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the Contracts and each variable fund account. USAA Life assesses each variable fund account a daily administrative charge at an annualized rate of 0.10% of the daily net assets of each variable fund account. Beginning on the first anniversary of the effective date, and on each anniversary thereafter, a maintenance charge of $30 is deducted by USAA Life through a redemption of units from the accumulated value of each contract. This charge will apply only while the contract is in the accumulation phase.

Any premium tax levied by a state or government entity with respect to the Separate Account will be charged against the contract.


5) UNIT VALUES

   A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each period is as follows:

                                             USAA LIFE MONEY MARKET FUND ACCOUNT
                                                    YEAR ENDED DECEMBER 31,
                                 2000          1999         1998          1997           1996
                             -----------   -----------   -----------   -----------   -----------
At end of period:
   Accumulation units (000)       20,126        25,382        18,760        13,416        10,383
   Annuity units (000)                 -             -             -             -             -
   Accumulation unit value   $  1.293846   $  1.227534   $  1.178565   $  1.127755   $  1.082816
   Net assets (000)          $    26,041   $    31,157   $    22,110   $    15,130   $    11,243
Ratio of expenses to
   average net assets              1.10%(c)      1.10%(c)      1.10%(c)      1.50%(c)      1.50%(c)
Ratio of expenses to
   average net assets,
   excluding reimbursements        1.38%         1.31%         1.55%         1.85%         2.39%



                                                USAA LIFE INCOME FUND ACCOUNT
                                                    YEAR ENDED DECEMBER 31,
                                 2000          1999         1998          1997           1996
                             -----------   -----------   -----------   -----------   -----------
At end of period:
   Accumulation units (000)          879         1,208         1,280           545           430
   Annuity units (000)                 5             6             6             -             -
   Accumulation unit value   $ 15.007467   $ 13.262741   $ 14.089499   $ 13.002940   $ 11.785992
   Net assets (000)          $    13,268   $    16,099   $    18,119   $     7,080   $     5,073
Ratio of expenses to
   average net assets              1.10%(c)      1.10%(c)      1.10%(c)      1.50%(c)      1.50%(c)
Ratio of expenses to
   average net assets,
   excluding reimbursements        1.90%         1.43%         1.30%         1.67%         1.80%




                                          USAA LIFE GROWTH AND INCOME FUND ACCOUNT
                                                    YEAR ENDED DECEMBER 31,
                                 2000          1999         1998          1997           1996
                             -----------   -----------   -----------   -----------   -----------
At end of period:
   Accumulation units (000)        3,225         3,598         3,697         3,242         1,515
   Annuity units (000)                 1             1             1             4             3
   Accumulation unit value   $ 23.978970   $ 23.296591   $ 20.468785   $ 19.287258   $ 15.432048
   Net assets (000)          $    77,350   $    83,851   $    75,710   $    62,606   $    23,417
Ratio of expenses to
   average net assets              1.10%(c)      1.10%(c)      1.10%(c)      1.49%         1.50%(c)
Ratio of expenses to
   average net assets,
   excluding reimbursements        1.15%         1.12%         1.12%           N/A         1.68%



                                             USAA LIFE WORLD GROWTH FUND ACCOUNT
                                                   YEAR ENDED DECEMBER 31,
                                 2000          1999         1998          1997           1996
                             -----------   -----------   -----------   -----------   -----------
At end of period:
   Accumulation units (000)        1,144         1,003         1,066         1,168           692
   Annuity units (000)                 2             2             3             3             3
   Accumulation unit value   $ 20.654406   $ 23.209674   $ 17.860722   $ 16.144375   $ 14.314911
   Net assets (000)          $    23,672   $    23,335   $    19,096   $    18,892   $     9,948
Ratio of expenses to
   average net assets              1.40%(c)      1.40%(c)      1.40%(c)      1.74%         1.80%(c)
Ratio of expenses to
   average net assets,
   excluding reimbursements        1.58%         1.50%         1.41%           N/A         1.97%



                                          USAA LIFE DIVERSIFIED ASSETS FUND ACCOUNT
                                                    YEAR ENDED DECEMBER 31,
                                 2000          1999         1998          1997           1996
                             -----------   -----------   -----------   -----------   -----------
At end of period:
   Accumulation units (000)        1,684         2,072         1,841         1,401           696
   Annuity units (000)                 3             3             3             3             3
   Accumulation unit value   $ 19.815589   $ 19.192009   $ 17.974654   $ 16.518656   $ 13.844197
   Net assets (000)          $    33,419   $    39,823   $    33,141   $    23,190   $     9,675
Ratio of expenses to
   average net assets              1.10%(c)      1.10%(c)      1.10%(c)      1.50%(c)      1.50%(c)
Ratio of expenses to
   average net assets,
   excluding reimbursements        1.35%         1.25%         1.20%         1.57%         1.76%



                                             USAA LIFE AGGRESSIVE
                                              GROWTH FUND ACCOUNT
                                            YEAR ENDED DECEMBER 31,
                                 2000          1999         1998          1997(a)
                             -----------   -----------   -----------   -----------
At end of period:
   Accumulation units (000)        1,637           789           317           197
   Annuity units (000)                 -             -             -             -
   Accumulation unit value   $ 22.654870   $ 26.991318   $ 13.993064   $ 11.735078
   Net assets (000)          $    37,093   $    21,297   $     4,442   $     2,320
Ratio of expenses to
   average net assets              1.45%(c)      1.45%(c)      1.45%(c)      1.85%(c)(d)
Ratio of expenses to
   average net assets,
   excluding reimbursements        1.51%         1.69%         1.59%         2.00%(d)




                                      USAA LIFE INTERNATIONAL FUND ACCOUNT
                                             YEAR ENDED DECEMBER 31,
                                 2000          1999         1998          1997(a)
                             -----------   -----------   -----------   -----------
At end of period:
   Accumulation units (000)          248           168           153           153
   Annuity units (000)                 -             -             -             -
   Accumulation unit value   $ 11.843128   $ 13.269162   $ 10.417977   $ 10.113861
   Net assets (000)          $     2,943   $     2,226   $     1,596   $     1,544
Ratio of expenses to
   average net assets              1.85%(c)      1.85%(c)      1.85%(c)      2.25%(c)(d)
Ratio of expenses to
   average net assets,
   excluding reimbursements        2.14%         2.04%         2.10%         2.39%(d)



                                      SCUDDER VLIF CAPITAL GROWTH PORTFOLIO FUND ACCOUNT
                                                   YEAR ENDED DECEMBER 31,
                                 2000          1999         1998          1997           1996
                             -----------   -----------   -----------   -----------   -----------
At end of period:
   Accumulation units (000)        2,082         1,837         1,543         1,125           689
   Annuity units (000)                 -             -             -             -             -
   Accumulation unit value   $ 29.346175   $ 32.816021   $ 24.448446   $ 19.989715   $ 14.894774
   Net assets (000)          $    61,092   $    60,299   $    37,720   $    22,484   $    10,266
Ratio of expenses to
   average net assets              1.23%         1.24%         1.26%         1.66%         1.68%
Ratio of expenses to
   average net assets,
   excluding reimbursements          N/A           N/A           N/A           N/A           N/A



                                              ALGER AMERICAN GROWTH FUND ACCOUNT
                                                    YEAR ENDED DECEMBER 31,
                                 2000          1999         1998          1997           1996
                             -----------   -----------   -----------   -----------   -----------
At end of period:
   Accumulation units (000)        3,059         2,885         2,053         1,722         1,639
   Annuity units (000)                 5             5             5             8             9
   Accumulation unit value   $ 30.100055   $ 35.583778   $ 26.806157   $ 18.239579   $ 14.672583
   Net assets (000)          $    92,232   $   102,850   $    55,172   $    31,541   $    24,168
Ratio of expenses to
   average net assets              1.54%         1.54%         1.54%         1.94%         1.94%
Ratio of expenses to
   average net assets,
   excluding reimbursements          N/A           N/A           N/A           N/A           N/A




                                      DEUTSCHE VIT EQUITY 500
                                        INDEX FUND ACCOUNT
                                      YEAR ENDED DECEMBER 31,
                                 2000          1999         1998(b)
                             -----------   -----------   -----------
At end of period:
   Accumulation units (000)        2,498         2,317         1,136
   Annuity units (000)                 -             -             -
   Accumulation unit value   $ 11.844646   $ 13.147788   $ 11.003536
   Net assets (000)          $    29,588   $    30,460   $    12,500
Ratio of expenses to
   average net assets              1.05%(c)      1.05%(c)      1.05%(c)(d)
Ratio of expenses to
   average net assets,
   excluding reimbursements        1.21%         1.16%         1.94%(d)



                                      DEUTSCHE VIT SMALL CAP
                                        INDEX FUND ACCOUNT
                                      YEAR ENDED DECEMBER 31,
                                 2000          1999         1998(b)
                             -----------   -----------   -----------
At end of period:
   Accumulation units (000)          440           441           257
   Annuity units (000)                 -             -             -
   Accumulation unit value   $ 10.043462   $ 10.526480   $  8.825971
   Net assets (000)          $     4,416   $     4,642   $     2,267
Ratio of expenses to
   average net assets              1.20%(c)      1.20%(c)      1.20%(c)(d)
Ratio of expenses to
   average net assets,
   excluding reimbursements        1.22%         1.86%         2.83%(d)



                             DEUTSCHE VIT EAFE(Registered Trademark)
                                     EQUITY INDEX FUND ACCOUNT
                                      YEAR ENDED DECEMBER 31,
                                 2000          1999         1998(b)
                             -----------   -----------   -----------
At end of period:
   Accumulation units (000)          218           106            55
   Annuity units (000)                 -             -             -
   Accumulation unit value   $ 10.881890   $ 13.154856   $ 10.386978
   Net assets (000)          $     2,368   $     1,400   $       566
Ratio of expenses to
   average net assets              1.40%(c)      1.40%(c)      1.40%(c)(d)
Ratio of expenses to
   average net assets,
   excluding reimbursements        2.11%         1.83%         2.41%(d)



(a) VARIABLE FUND ACCOUNTS COMMENCED OPERATIONS MAY 1, 1997 WITH AN INITIAL ACCUMULATION UNIT VALUE OF $10.00 PER UNIT.

(B) VARIABLE FUND ACCOUNTS COMMENCED OPERATIONS MAY 1, 1998 WITH AN INITIAL ACCUMULATION UNIT VALUE OF $10.00 PER UNIT.

(C) THE  INFORMATION IS BASED ON ACTUAL  EXPENSES TO THE  CONTRACTOWNER  FOR THE
PERIOD, INCLUDING THE EXPENSES OF THE UNDERLYING FUND, AFTER GIVING EFFECT TO REIMBURSEMENT OF FUND EXPENSES BY USAA LIFE.

(D) ANNUALIZED. THE RATIO IS NOT NECESSARILY INDICATIVE OF 12 MONTHS OF OPERATIONS.










                 -----------------------------------------------------
                             USAA LIFE INSURANCE COMPANY
                 -----------------------------------------------------


                           TO DISCUSS YOUR VARIABLE ANNUITY
                            CALL A USAA LIFE REPRESENTATIVE
                         MONDAY - FRIDAY 7 A.M. TO 8 P.M. CST

                                    1-800-531-4265
                              (456-9061 IN SAN ANTONIO)
                         ------------------------------------


                 FOR INFORMATION ABOUT THE VALUE OF YOUR CONTRACT OR
                         THE PERFORMANCE OF THE FUND ACCOUNTS
                  CALL OUR TOLL-FREE TOUCHLINE(REGISTERED TRADEMARK)
                            24 HOURS A DAY, 7 DAYS A WEEK

                                    1-800-531-5433
                         ------------------------------------

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